Note 5 - Supplemental Disclosure for Earnings Per Share (Details) - Supplemental Disclosure for Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings:
Net income attributable to First Capital, Inc. (in Dollars)	$ 1,228	$ 1,255	$ 1,524	$ 1,518	$ 1,297	$ 1,244	$ 1,426	$ 1,210	$ 1,194	$ 2,694	$ 2,815	$ 5,594	$ 5,074
Shares:
Weighted average common shares outstanding	2,740,689			2,757,335						2,740,596	2,770,637
Net income attributable to First Capital, Inc. per common share, basic (in Dollars per share)	$ 0.45	$ 0.45	$ 0.56	$ 0.55	$ 0.47	$ 0.45	$ 0.51	$ 0.43	$ 0.43	$ 0.98	$ 1.02	$ 2.03	$ 1.82
Shares:
Add: Dilutive effect of restricted stock	506			0						156	0
Weighted average common shares outstanding, as adjusted	2,741,195			2,757,335						2,740,752	2,770,637
Net income attributable to First Capital, Inc. per common share, diluted (in Dollars per share)	$ 0.45			$ 0.55						$ 0.98	$ 1.02	$ 2.03	$ 1.82